UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-21399
                                  -------------------------------------

			    The Aegis Funds
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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          (Address of principal executive offices) (Zip code)


                          Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:   9/30/06
                         -----------------


Item 1.  SCHEDULE OF INVESTMENTS.

Aegis High Yield
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

                                                        Principal    Market
                                                          Amount      Value
                                                        ---------   --------
Corporate Bonds - 76.4%
-----------------------

Agriculture - 7.1%
------------------
Alliance One Intl. Inc., Company Guarantee,
     11.00%, 5/15/12                                    $ 100,000  $ 102,500
North Atl. Trading, Inc., Sr. Notes, 9.25%, 3/1/12        150,000    130,500
                                                                     -------
                                                                     233,000

Commercial Services - 5.9%
--------------------------
Great Lakes Dredge & Dock Corp. Sr. Sub. Notes,
     7.75%, 12/15/13                                      100,000     93,500
Service Corp. Intl. Sr. Unsec. Notes, 6.50%, 3/15/08      100,000    100,500
                                                                     -------
                                                                     194,000

Computers - 6.2%
----------------
Sungard Data Systems, Inc., Company Guarantee,
     10.25%, 8/15/15                                      100,000    103,500
Unisys Corp. Sr. Notes, 7.875%, 4/1/08                    100,000    100,250
                                                                     -------
                                                                     203,750

Cosmetics - Personal Care - 4.1%
--------------------------------
Del Laboratories, Inc., Company Guarantee, 8.00%, 2/1/12  153,000    135,023

Diversified Financial Services - 8.6%
-------------------------------------
Ford Motor Credit Notes, 6.50%, 1/25/07                   100,000     99,939
GMAC Sr. Unsec. Notes, 5.85%, 1/14/09                     100,000     98,097
PMA Capital Sr. Notes, 8.50%, 6/15/18                      80,000     81,440
                                                                     -------
                                                                     279,476

Electric - 5.4%
---------------
Calpine Corp. Default, 0.00%, 6/1/15 (1)                  200,000     72,500
Reliant Energy, Inc., Sec., 9.50%, 7/15/13                100,000    104,250
                                                                     -------
                                                                     176,750

Entertainment - 3.1%
--------------------
Mohegan Tribal Gaming Authority Sr. Sub. Notes,
     6.375%, 7/15/09                                      100,000     99,750

Environmental Control - 3.0%
----------------------------
Allied Waste N.A. Sr. Notes, 6.50%, 11/15/10              100,000     99,000

Food - 10.0%
------------
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09                 100,000     98,250
Ingles Markets, Inc., Sr. Sub. Notes, 8.875%, 12/1/11     100,000    104,750
Marsh Supermarkets, Inc., Sr. Sub. Notes, 8.875%, 8/1/07  125,000    125,156
                                                                     -------
                                                                     328,156

Healthcare - Services - 2.6%
----------------------------
Columbia/HCA, Inc., Debentures, 7.19%, 11/15/15           100,000     83,759

Miscellaneous Manufacturing - 3.0%
----------------------------------
Polypore, Inc., Sr. Sub. Notes, 8.75%, 5/15/12            100,000     96,500

Pharmaceuticals - 3.1%
----------------------
Biovail Corp. Sr. Sub. Notes, 7.875%, 4/1/10              100,000    100,500

Pipelines - 3.1%
----------------
El Paso Corp. Debentures, 6.50%, 6/1/08                   100,000    100,625

Retail - 2.8%
-------------
Finlay Fine Jewelry Corp. Sr. Notes, 8.375%, 6/1/12       100,000     90,000

Telecommunications - 3.0%
-------------------------
Intelsat Ltd. Sr. Notes, 5.25%, 11/1/08                   100,000     96,500

Transportation - 5.4%
---------------------
Sea Containers Ltd. Sr. Notes, 7.875%, 2/15/08            100,000     80,500
Ship Finance Intl. Ltd. Sr. Notes, 8.50%, 12/15/13        100,000     97,000
                                                                      ------
                                                                     177,500
                                                                   ---------
       Total Corporate Bonds
       ---------------------
                (Cost $2,505,639)                                  2,494,289
                                                                   ---------
Investment Companies - 8.4%
---------------------------
Federated Prime Obligations Fund                          273,792    273,792
                                                                     -------
       Total Investment Companies
       --------------------------
                (Cost $273,792)                                      273,792
                                                                     -------
Short Term Investments - 12.2%
------------------------------
U.S. Treasury Bill, 10/12/06 (4.655% Discount Rate)       400,000    399,431
                                                                     -------
       Total Short Term Investments
       ----------------------------
                (Cost $399,431)                                      399,431
                                                                     -------
       Total Investments - 97.0%
       -------------------------
                (Cost $3,178,862) (2)                              3,167,512
                                                                   ---------

Other Assets and Liabilities - 3.0%                                   97,736
                                                                   ---------

Net Assets - 100.0%                                               $3,265,248
                                                                  ==========


(1) Non-income producing security due to default or bankruptcy.

(2) At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:
     Cost of Investments                                     $3,178,862
     Gross unrealized appreciation                              $37,224
     Gross unrealized depreciation                             ($48,574)
                                                               ---------
     Net unrealized depreciation on investments                ($11,350)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


ITEM 2.  CONTROLS AND PROCEDURES.


(a)The registrant s principal executive officer and principal financial officer have concluded that the registrant s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date:  November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:   November 27, 2006
By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:   November 27, 2006